Intangible Asset, Net - Schedule of Changes in the Carrying Amount of the Company’s Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Changes in the Carrying Amount of the Company’s Intangible Assets [Abstract]
Balance	$ 2,547	$ 2,884
Amortization	(150)	(150)
Impairment		(37)
Balance	$ 2,397	$ 2,697